Consolidated Statements of Changes in Equity - USD ($)	Issued capital [member]	Equity reserve [member]	Hedging reserve [member]	Fair value reserve [member]	Reserves convertible Debentures [member]	Foreign currency reserves [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2020	$ 492,306,000	$ 20,086,000	$ (878,000)	$ (424,000)	$ 4,825,000	$ 1,115,000	$ 208,740,000		$ 725,770,000
Equity at beginning of period, shares at Dec. 31, 2020	184,195,727
Net income for the period attributable to Fortuna shareholders							57,877,000	$ 1,522,000	59,399,000
Other comprehensive loss for the year			1,006,000	(272,000)		(4,022,000)			(3,288,000)
Comprehensive (loss) income for the year									56,111,000
Comprehensive income for the year, including beginning balance			1,006,000	(272,000)		(4,022,000)	57,877,000	1,522,000	56,111,000
Acquisition of Roxgold	$ 582,523,000	7,332,000						52,900,000	642,755,000
Acquisition of Roxgold, shares	106,106,224
Exercise of stock options	$ 389,000	(136,000)							253,000
Exercise of stock options, shares	68,927
Shares issued on vesting of share units	$ 4,468,000	(4,468,000)
Shares issued on vesting of share units, shares	1,146,452
Convertible debenture conversion	$ 60,000								60,000
Convertible debenture conversion, shares	12,000
Shares issued for share units	$ 60,000								60,000
Share-based payments		4,621,000							4,621,000
Subtotal of transactions with owners of the Company	$ 587,440,000	7,349,000						52,900,000	647,689,000
Subtotal of transactions with owners of the Company, shares	107,333,603
Equity at end of period at Dec. 31, 2021	$ 1,079,746,000	27,435,000	128,000	(696,000)	4,825,000	(2,907,000)	266,617,000	54,422,000	1,429,570,000
Equity at end of period, shares at Dec. 31, 2021	291,529,330
Net income for the period attributable to Fortuna shareholders							(128,132,000)	(7,774,000)	(135,906,000)
Other comprehensive loss for the year			70,000	(280,000)		(61,000)			(271,000)
Comprehensive (loss) income for the year			70,000	(280,000)		(61,000)	(128,132,000)	(7,774,000)	(136,177,000)
Dividend payment to non-controlling interest								(2,708,000)	(2,708,000)
Repurchase of common shares	$ (5,929,000)								(5,929,000)
Repurchase of common shares, shares	(2,201,404)
Shares issued on vesting of share units	$ 2,525,000	(2,006,000)							519,000
Shares issued on vesting of share units, shares	894,045
Share-based payments		3,421,000							3,421,000
Subtotal of transactions with owners of the Company	$ (3,404,000)	1,415,000						(2,708,000)	(4,697,000)
Subtotal of transactions with owners of the Company, shares	(1,307,359)
Equity at end of period at Dec. 31, 2022	$ 1,076,342,000	$ 28,850,000	$ 198,000	$ (976,000)	$ 4,825,000	$ (2,968,000)	$ 138,485,000	$ 43,940,000	$ 1,288,696,000
Equity at end of period, shares at Dec. 31, 2022	290,221,971